CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Revenues	$ 92,965,000	$ 101,980,000	$ 90,435,000
Cost of sales	(54,888,000)	(53,400,000)	(52,315,000)
Gross profit	38,077,000	48,580,000	38,120,000
Other operating income	4,672,000	1,860,000	91,000
Research and development expenses	(4,497,000)	(5,080,000)	(5,325,000)
Selling, general and administrative expenses	(24,683,000)	(26,390,000)	(27,661,000)
Selling, general and administrative expenses - recognition of contingent asset	0	1,316,000	0
Selling, general and administrative expenses - closure costs	0	(2,425,000)	0
Selling, general and administrative expenses - tax audit settlement	0	0	(5,042,000)
Impairment charges	(6,944,000)	(17,779,000)	(24,295,000)
Operating profit/(loss)	6,625,000	82,000	(24,112,000)
Financial income	1,223,000	36,000	697,000
Financial expenses	(7,097,000)	(6,751,000)	(6,582,000)
Net financing expense	(5,874,000)	(6,715,000)	(5,885,000)
Profit/(Loss) before tax	751,000	(6,633,000)	(29,997,000)
Total income tax credit	178,000	620,000	1,006,000
Profit/(Loss) for the year on continuing operations	929,000	(6,013,000)	(28,991,000)
(Loss)/Profit for the year on discontinued operations	(54,000)	(375,000)	77,000
Profit(Loss) for the year (all attributable to owners of the parent)	$ 875,000	$ (6,388,000)	$ (28,914,000)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic profit/(loss) (US Dollars) – continuing operations	$ 0.04	$ (0.29)	$ (1.39)
Diluted profit/(loss) (US Dollars) – continuing operations	0.04	(0.29)	(1.39)
Basic profit/(loss) (US Dollars) – group	0.04	(0.31)	(1.38)
Diluted profit/(loss) (US Dollars) – group	0.04	(0.31)	(1.38)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic profit/(loss) (US Dollars) – continuing operations	0.01	(0.07)	(0.35)
Diluted profit/(loss) (US Dollars) – continuing operations	0.01	(0.07)	(0.35)
Basic profit/(loss) (US Dollars) – group	0.01	(0.08)	(0.35)
Diluted profit/(loss) (US Dollars) – group	$ 0.01	$ (0.08)	$ (0.35)